STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Automobiles & Components - .5%
Thor Industries	23,794		2,515,264
Banks - 10.1%
BankUnited	208,381		8,260,223
Essent Group	159,838		6,646,064
First Bancorp	750,344		9,972,072
First Interstate BancSystem, Cl. A	141,039		5,754,391
First Merchants	122,599		4,890,474
Silvergate Capital, Cl. A	30,743	[a]	6,286,329
Synovus Financial	183,797		8,324,166
			50,133,719
Capital Goods - 16.1%
Array Technologies	397,111	[a]	7,153,955
EnerSys	81,404		6,031,222
Fluor	413,234	[a]	9,136,604
Gibraltar Industries	81,249	[a]	5,516,807
GrafTech International	740,013		8,621,151
Matrix Service	361,948	[a]	3,145,328
Maxar Technologies	185,707		5,112,514
Regal Rexnord	26,487		4,187,595
Terex	85,598		3,627,643
Titan Machinery	137,070	[a]	4,556,207
Triumph Group	88,141	[a]	1,477,243
Valmont Industries	24,154		5,773,531
Wabash National	391,447		6,537,165
WESCO International	71,773	[a]	8,909,182
			79,786,147
Commercial & Professional Services - 1.9%
The Brink's Company	70,211		4,294,105
U.S. Ecology	155,890	[a]	5,311,172
			9,605,277
Consumer Durables & Apparel - 2.2%
Callaway Golf	212,667	[a]	5,733,502
GoPro, Cl. A	534,505	[a]	5,345,050
			11,078,552
Consumer Services - 6.9%
Bloomin‘ Brands	261,417	[a]	4,619,238
Cracker Barrel Old Country Store	26,564		3,241,339
Houghton Mifflin Harcourt	1,147,192	[a]	17,850,307
OneSpaWorld Holdings	210,356	[a,b]	1,983,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Consumer Services - 6.9% (continued)
Papa John's International	54,105		6,596,482
			34,291,023
Diversified Financials - 1.3%
PJT Partners, Cl. A	88,064		6,699,909
Energy - 4.2%
CNX Resources	541,480	[a,b]	7,385,787
PBF Energy, Cl. A	578,265	[a,b]	7,245,660
Viper Energy Partners	283,721		6,117,025
			20,748,472
Food & Staples Retailing - 1.2%
The Chefs' Warehouse	193,485	[a]	6,011,579
Health Care Equipment & Services - 9.2%
Acadia Healthcare	108,805	[a]	6,111,577
Apria	263,988	[a]	7,425,982
Health Catalyst	157,093	[a]	6,816,265
Innovage Holding	170,609	[a,b]	1,359,754
ModivCare	30,263	[a]	4,146,939
NuVasive	76,625	[a]	3,682,597
Privia Health Group	279,746	[a,b]	6,462,133
R1 RCM	185,872	[a]	4,427,471
SOC Telemed	1,036,357	[a,b]	2,103,805
TransMedics Group	138,057	[a]	3,042,776
			45,579,299
Household & Personal Products - 1.1%
Spectrum Brands Holdings	53,457		5,351,046
Insurance - 2.4%
BRP Group, Cl. A	176,570	[a]	6,540,153
The Hanover Insurance Group	43,107		5,248,277
			11,788,430
Materials - 6.8%
Alamos Gold, Cl. A	904,436		6,909,891
IAMGOLD	1,106,825	[a,b]	3,420,089
Largo	283,701	[a]	2,726,367
MP Materials	193,672	[a,b]	8,509,948
Summit Materials, Cl. A	175,594	[a,b]	6,549,656
Tronox Holdings, Cl. A	266,341		5,856,839
			33,972,790
Media & Entertainment - 2.4%
Cardlytics	41,288	[a,b]	2,790,243
Eventbrite, Cl. A	434,607	[a,b]	6,562,566
EverQuote, Cl. A	22,078	[a]	290,988
TrueCar	709,920	[a]	2,335,637
			11,979,434

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Alkermes	324,690	[a]	7,117,205
Arena Pharmaceuticals	63,447	[a]	3,457,227
Generation Bio	96,061	[a]	1,649,367
Quanterix	149,070	[a]	5,958,328
Ultragenyx Pharmaceutical	35,912	[a]	2,701,660
Xenon Pharmaceuticals	201,111	[a]	5,369,664
			26,253,451
Real Estate - 3.7%
Colliers International Group	65,545	[a,b]	8,871,516
CoreSite Realty	43,744	[c]	7,482,411
Pebblebrook Hotel Trust	101,077	[c]	2,117,563
			18,471,490
Retailing - 1.4%
Party City Holdco	1,271,746	[a,b]	6,994,603
Semiconductors & Semiconductor Equipment - 3.6%
Diodes	74,912	[a]	7,966,891
MaxLinear	144,142	[a]	9,705,081
			17,671,972
Software & Services - 7.0%
ChannelAdvisor	479,984	[a]	12,004,400
Everbridge	49,571	[a,b]	5,622,343
Paya Holdings	1,009,119	[a,b]	6,498,726
Zuora, Cl. A	524,366	[a]	10,387,690
			34,513,159
Technology Hardware & Equipment - 4.6%
ADTRAN	422,807		8,616,807
Arlo Technologies	598,045	[a]	4,634,849
Extreme Networks	633,613	[a]	8,553,775
Ondas Holdings	142,416	[a,b]	1,083,786
			22,889,217
Transportation - 2.0%
SkyWest	249,648	[a]	9,778,712
Utilities - 4.2%
Clearway Energy, Cl. C	292,787		10,926,811
NextEra Energy Partners	116,433	[b]	9,902,627
			20,829,438
Total Common Stocks (cost $410,348,960)			486,942,983

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Russell 2000 ETF (cost $1,273,882)	5,724	[b]	1,248,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,804,475)	0.06	5,804,475	[d]	5,804,475

Investment of Cash Collateral for Securities Loaned - 4.8%
Registered Investment Companies - 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $23,773,055)	0.06	23,773,055	[d]	23,773,055
Total Investments (cost $441,200,372)		104.3%		517,769,318
Liabilities, Less Cash and Receivables		(4.3%)		(21,569,946)
Net Assets		100.0%		496,199,372

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $50,556,258 and the value of the collateral was $53,296,907, consisting of cash collateral of $23,773,055 and U.S. Government & Agency securities valued at $29,523,852. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Small Cap Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	486,942,983	-	-	486,942,983
Exchange-Traded Funds	1,248,805	-	-	1,248,805
Investment Companies	29,577,530	-	-	29,577,530

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $76,568,946, consisting of $116,622,727 gross unrealized appreciation and $40,053,781 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.